Reporting entity	12 Months Ended
Dec. 31, 2022
Reporting Entity [Abstract]
Reporting entity
1. Reporting entity
Nuvei Corporation (“Nuvei” or the “Company”) is a global payment technology provider to businesses across North America, Europe, Middle East and Africa, Latin America and Asia Pacific and is domiciled in Canada with its registered office located at 1100 René-Lévesque Blvd., 9th floor, Montreal, Quebec, Canada. Nuvei is the ultimate parent of the group and was incorporated on September 1, 2017 under the Canada Business Corporations Act (“CBCA”).
The Company's Subordinate Voting Shares are listed on the Toronto Stock Exchange ("TSX") and on the Nasdaq Global Select Market ("Nasdaq") both under the symbol "NVEI".